Note 8 - Employee Defined Contribution Plan	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
8.	Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company’s PRC subsidiaries make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company has no
legal obligation for the benefits beyond the contributions made. The total amounts for such employees benefits, which were expensed as incurred, were
$4
and
$11
for the
three
and
nine
months ended
September 30, 2016
and were
$4
and
$13
for the
three
and
nine
months ended
September 30, 2017,
respectively.

During the
nine
months ended
September 30, 2017,
the Company implemented a defined contribution
401
(k) savings plan (the
"401
(k) Plan") for U.S. employees. The
401
(k) Plan covers all U.S. employees, and allows participants to defer a portion of their annual compensation on a pretax basis. The Company’s
410
(k) Plan does
not
have a
401
(k) matching contribution.